Financial income (expense), net - Schedule of interest income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Interest Income Abstract [Abstract]
Financial interest	$ 809	$ 65	$ 822
Total interest income	$ 809	$ 65	$ 822